OTHER LONG-TERM LIABILITIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2024
Other Long Term Liabilities [Line Items]
Description of royalties payable commitment	Until October 25, 2023, the interest was calculated at a rate based on 12-month LIBOR applicable to U.S. dollar deposits. However, on October 25, 2023, the IIA published a directive concerning changes in royalties to address the expiration of the LIBOR. Under such directive, regarding IIA grants approved by the IIA prior to January 1, 2024 but which are outstanding thereafter, as of January 1, 2024 the annual interest is calculated at a rate based on 12-month SOFR, or at an alternative rate published by the Bank of Israel plus 0.71513%; and, for grants approved on or following January 1, 2024 the annual interest shall be the higher of (i) the 12 months SOFR interest rate, plus 1%, or (ii) a fixed annual interest rate of 4%. Therefore, the total amount of the grants that will be repaid through royalties and will increase until repayments begin.
Bottom of range [member]
Other Long Term Liabilities [Line Items]
Royalties payable, as a percentage of sales	3.00%
Top of range [member]
Other Long Term Liabilities [Line Items]
Royalties payable, as a percentage of sales	4.00%
Threshold limit of grants received	100.00%